Summary of significant accounting policies - Regulatory assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 1,131,489	$ 1,212,305
Total Regulatory Liabilities	706,320	792,190
Net Regulatory Assets	425,169	420,115
Accumulated retirement costs for other obligations
Regulatory Assets and Liabilities
Total Regulatory Liabilities	25,992	35,580
Deferral of effects on net margin | Hawk Road Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Liabilities	16,020	16,636
Deferral of effects on net margin | BC Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Liabilities	546	14,825
Major maintenance reserve
Regulatory Assets and Liabilities
Total Regulatory Liabilities	120,547	74,584
Amortization on capital leases
Regulatory Assets and Liabilities
Total Regulatory Liabilities	2,658	5,557
Deferred debt service adder
Regulatory Assets and Liabilities
Total Regulatory Liabilities	170,466	154,514
Nuclear
Regulatory Assets and Liabilities
Total Regulatory Liabilities	47,217	0
Revenue deferral plan
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 308,507	357,460
Amortization period, other regulatory liabilities	5 years
Natural gas hedge
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 13,445	131,804
Other regulatory liabilities
Regulatory Assets and Liabilities
Total Regulatory Liabilities	$ 922	1,230
Other regulatory liabilities | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory liabilities	3 years
Premium and loss on reacquired debt
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 25,476	29,494
Premium and loss on reacquired debt | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	20 years
Amortization on financing leases
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 28,780	31,908
Outage costs
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 30,040	29,317
Coal-fired maintenance outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	60 months
Nuclear refueling outage costs | Minimum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	18 months
Nuclear refueling outage costs | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	24 months
Asset retirement obligations - Ashpond and other
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 343,523	353,212
Nuclear
Regulatory Assets and Liabilities
Total Regulatory Assets	0	32,192
Depreciation expense | Plant Vogtle
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 34,125	35,549
Operating license expected extension period for Plant Vogtle	20 years
Operating license period	40 years
Depreciation expense | Wansley
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 335,884	361,784
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs | Vogtle Units No. 3 & No. 4
Regulatory Assets and Liabilities
Total Regulatory Assets	55,159	54,701
Interest rate options cost
Regulatory Assets and Liabilities
Total Regulatory Assets	137,463	136,827
Deferral of effects on net margin | TA Smith Energy Facility
Regulatory Assets and Liabilities
Total Regulatory Assets	130,786	136,730
Other regulatory assets
Regulatory Assets and Liabilities
Total Regulatory Assets	$ 10,253	$ 10,591
Other regulatory assets | Maximum
Regulatory Assets and Liabilities
Amortization period, other regulatory assets	30 years